Segments	12 Months Ended
Dec. 31, 2021
Disclosure Of Operating Segments [Abstract]
Segments

5. SEGMENTS

Basis for segmentation:

The CEO is the Group’s chief operating decision maker (“CODM”). The regular internal reporting to the CEO, which fulfils the criteria to constitute a segment, is done for the Group as a whole, and therefore the total Group is the company’s only segment.

Revenue from external customers by country, based on the location of the customer is as follows:

ANALYSIS OF REVENUE BY COUNTRY:	2019	2020	2021

United States	$20	$54,655	$250,755
Italy	5,993	24,098	65,659
United Kingdom	5,373	39,936	56,282
Germany	282	1,462	16,261
Colombia	8,177	8,789	12,101
Sweden	1,097	3,128	6,954
Netherlands	—	101	2,610
Switzerland	63	581	2,491
Brazil	1,758	3,209	2,320
Japan	—	—	2,251
Austria	104	1,622	2,002
Spain	—	—	1,014
Denmark	—	1,354	98
Other	275	218	630
Total revenue	$23,142	$139,153	$421,428

In 2021 the Group had 1 significant customer which accounted for 45% of the Group's revenue.

In 2020 the Group had 2 significant customers which accounted for 29% and 17% of the Group’s revenue, respectively.

Non-current assets by country are as follows:

ANALYSIS OF NON-CURRENT ASSETS BY COUNTRY:	2020	2021
United Kingdom	$115,135	$199,312
United States	7,985	22,537
Italy	9,280	10,600
Colombia	4,306	3,780
Sweden	593	630
Other	1,133	1,901
Total	$138,432	$238,760